Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals - Footnotes (Detail) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 1,157	[1]	$ 1,166	[2]	$ 1,779
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	776		735
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 381		$ 431

[1]	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).
[2]	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).